Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in 000s)	Company Selected Measure: Adjusted Net income ($ in 000s)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)(1)	(b)(1)	(c)(2)	(c)(2)	(d)(3)	(e)(3)	(f)	(g)	(h)	(i)(4)
2022	(3,296,796)	1,559,281	(14,325,297)	700,092	828,145	145,181	33	98	6,643	17,068
2021	348,668	N/A	(41,376,946)	N/A	601,733	(2,359,016)	69	107	2,696	14,008
2020	1,082,194	N/A	30,882,515	N/A	1,414,918	3,762,350	176	131	15,744	23,183

Named Executive Officers, Footnote [Text Block]

(1)
The dollar amounts reported in column (b) represent the amounts of total compensation for Mr. Walker, first PEO, or Mr. Guerisoli, second PEO, for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Summary Compensation Table" in the proxy statement.

(3)	For 2022 Non-PEO NEOs consists of Mrs. Freeman, Mr. Gochnour, and Mr. Bunker. 2021 and 2020 consist of Mr. Guerisoli, Mrs. Freeman, Mr. Gochnour, and Mr. Bunker.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)
The dollar amounts reported in columns (c) represent the amount of CAP to our PEOs, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Walker first PEO, or Mr. Guerisoli, second PEO, during the applicable year. The dollar amounts reported in column (e) represent the amount of CAP to our average NEO, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of average compensation earned by our NEOs, during the applicable year. In accordance with PvP Rules, the following adjustments were made to our PEO's and average NEO’s total compensation for each year to determine our PEO's and average NEO’s CAP:

	Year	SCT Total for PEO ($)	Equity Deductions from SCT Total ($)	Year End Fair Value of Current Year Equity Awards ($)(a)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards($) (a)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(a)	CAP ($)

First PEO	2022	(3,296,796)	3,811,639	—	—	(9,070,140)	(5,770,000)	(14,325,297)
	2021	348,668	—	—	(41,725,614)	—	—	(41,376,946)
	2020	1,082,194	—	—	29,809,123	(8,802)	—	30,882,515
Second PEO	2022	1,559,281	(755,000)	600,353	(514,893)	(189,649)	—	700,092
Non-PEO NEOs	2022	828,145	(360,426)	255,018	(298,303)	(136,916)	(142,337)	145,181
	2021	601,733	(147,946)	91,172	(2,244,267)	(659,708)	—	(2,359,016)
	2020	1,414,918	(606,999)	1,679,206	1,283,635	(8,411)	—	3,762,350

(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) and for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the current share price used in the valuations.

Non-PEO NEO Average Total Compensation Amount	$ 828,145	$ 601,733	$ 1,414,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 145,181	(2,359,016)	3,762,350
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)
The dollar amounts reported in columns (c) represent the amount of CAP to our PEOs, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Walker first PEO, or Mr. Guerisoli, second PEO, during the applicable year. The dollar amounts reported in column (e) represent the amount of CAP to our average NEO, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of average compensation earned by our NEOs, during the applicable year. In accordance with PvP Rules, the following adjustments were made to our PEO's and average NEO’s total compensation for each year to determine our PEO's and average NEO’s CAP:

	Year	SCT Total for PEO ($)	Equity Deductions from SCT Total ($)	Year End Fair Value of Current Year Equity Awards ($)(a)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards($) (a)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)(a)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(a)	CAP ($)

First PEO	2022	(3,296,796)	3,811,639	—	—	(9,070,140)	(5,770,000)	(14,325,297)
	2021	348,668	—	—	(41,725,614)	—	—	(41,376,946)
	2020	1,082,194	—	—	29,809,123	(8,802)	—	30,882,515
Second PEO	2022	1,559,281	(755,000)	600,353	(514,893)	(189,649)	—	700,092
Non-PEO NEOs	2022	828,145	(360,426)	255,018	(298,303)	(136,916)	(142,337)	145,181
	2021	601,733	(147,946)	91,172	(2,244,267)	(659,708)	—	(2,359,016)
	2020	1,414,918	(606,999)	1,679,206	1,283,635	(8,411)	—	3,762,350

(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) and for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the current share price used in the valuations.

Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Measure

Adjusted EBT
Segment Adjusted EBITDAR
Adjusted EBITDA
Clinical Quality
Leadership Development

Total Shareholder Return Amount	$ 33	69	176
Peer Group Total Shareholder Return Amount	98	107	131
Net Income (Loss)	$ 6,643,000	$ 2,696,000	$ 15,744,000
Company Selected Measure Amount	17,068,000	14,008,000	23,183,000
Additional 402(v) Disclosure [Text Block]

(4)	Adjusted net income is defined at net income before (a) costs incurred for start-up operations, including rent and excluding depreciation, (b) share-based compensation expense, (c) non-capitalizable acquisition related costs and credit allowances, (d) redundant or non-recurring transition services costs, (e) loss related to senior living operations transferred to Ensign, (f) usual or non-recurring charges, (g) net income attributable to noncontrolling interest, and (h) the tax impact of the adjustments to GAAP net income.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Segment Adjusted EBITDAR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Clinical Quality
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Leadership Development
Walker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ (3,296,796)	$ 348,668	$ 1,082,194
PEO Actually Paid Compensation Amount	$ (14,325,297)	(41,376,946)	30,882,515
PEO Name	Mr. Walker
Guerisoli [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,559,281
PEO Actually Paid Compensation Amount	$ 700,092
PEO Name	Mr. Guerisoli
PEO [Member] | Walker [Member] | Adjustment To Equity Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,811,639	0	0
PEO [Member] | Walker [Member] | Adjustment To Year End Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Walker [Member] | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(41,725,614)	29,809,123
PEO [Member] | Walker [Member] | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,070,140)	0	(8,802)
PEO [Member] | Walker [Member] | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,770,000)	0	0
PEO [Member] | Guerisoli [Member] | Adjustment To Equity Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(755,000)
PEO [Member] | Guerisoli [Member] | Adjustment To Year End Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	600,353
PEO [Member] | Guerisoli [Member] | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(514,893)
PEO [Member] | Guerisoli [Member] | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(189,649)
PEO [Member] | Guerisoli [Member] | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Adjustment To Equity Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(360,426)	(147,946)	(606,999)
Non-PEO NEO [Member] | Adjustment To Year End Fair Value Of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,018	91,172	1,679,206
Non-PEO NEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(298,303)	(2,244,267)	1,283,635
Non-PEO NEO [Member] | Adjustment To Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(136,916)	(659,708)	(8,411)
Non-PEO NEO [Member] | Adjustment To Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (142,337)	$ 0	$ 0